Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Liability Instruments Measured At Fair Value [Member]
Fair Value Disclosures [Line Items]
Fair value of options	$ 62.4	$ 95.9
Liability Instruments Measured At Fair Value [Member] | Private Placement Warrants [Member]
Fair Value Disclosures [Line Items]
Fair value of warrant			$ 15.2
Liability Instruments Measured At Fair Value [Member] | Earnout Shares [Member]
Fair Value Disclosures [Line Items]
Fair value of earnout shares			$ 21.3
Minimum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.06		0.10
Maximum | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Discount rate	0.17		0.11